UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-22562

 NAME OF REGISTRANT:                     Barings Global Short Duration
                                         High Yield Fund



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 300 South Tryon Street
                                         Suite 2500
                                         Charlotte, NC 28202

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Janice M. Bishop, Secretary
                                         and Chief Legal Officer
                                         c/o Barings LLC
                                         Independence Wharf, 470 Atlantic
                                         Avenue
                                         Boston, MA 02210

 REGISTRANT'S TELEPHONE NUMBER:          704-805-7200

 DATE OF FISCAL YEAR END:                12/31

 DATE OF REPORTING PERIOD:               07/01/2018 - 06/30/2019


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

Barings Global Short Duration High Yield Fund
--------------------------------------------------------------------------------------------------------------------------
 JUPITER RESOURCES INC.                                                                      Agenda Number:  934903976
--------------------------------------------------------------------------------------------------------------------------
        Security:  48207LAA1
    Meeting Type:  Special
    Meeting Date:  12-Dec-2018
          Ticker:
            ISIN:  US48207LAA17
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Consider and, if deemed advisable, to pass,               Mgmt          For                            For
       with or without variation, a special
       resolution, the full text of which is set
       out in Appendix A to the management
       information circular of Jupiter dated
       November 12, 2018, approving an arrangement
       pursuant to Section 192 of the Canada
       Business Corporations Act, as more
       particularly described in the Information
       Circular.



* Management position unknown

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Barings Global Short Duration High Yield Fund
By (Signature)       /s/ Sean Feeley
Name                 Sean Feeley
Title                President
Date                 08/23/2019